Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Variable Insurance Trust
Entity Central Index Key	0000792359
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005133 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class A	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in information technology and consumer discretionary detracted from performance relative to the Series’ style-specific benchmark, the Russell 2000® Growth Index. Stock selection and an overweight in financials, as well as an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Ryan Specialty, AAON, Interactive Brokers Group, Revolve Group, and Goosehead Insurance. The biggest detractors from performance during the period were Endava, Fox Factory, Dream Finders Homes, National Research, and MarketAxess. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ryan Specialty	Positive	Ryan Specialty provides insurance brokerage, distribution, and underwriting services through its subsidiaries. Ryan generated robust organic growth supported by the Excess and Surplus market segment as well as the company’s scale advantages, which resulted in market share gains during the period.

AAON	Positive	AAON sells premium commercial air-conditioning and heating equipment, and specializes in semi- and fully custom equipment. AAON saw robust growth in its datacenter cooling business, driven by the accelerated pace of datacenter buildouts and increased cooling requirements for artificial intelligence (AI). Datacenter cooling helped offset softening growth in AAON’s core packaged rooftop business, which faced macroeconomic and regulatory-related headwinds.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company faced headwinds in industries and geographies it has outsized exposure to, including payments, banking and capital markets, the U.K., and Europe.

Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles (ATVs), off-road trucks, snowmobiles, and motorcycles. Fox Factory had suffered from a downturn in its bike business, and while that began to recover, the company experienced declining sales in its powered vehicles and truck upfitting businesses. This was related to weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class A) at NAV(1)	9.72%	6.80%	14.30%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,618,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 608,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$81,618
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$608
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Financials	32%
Information Technology	22%
Consumer Discretionary	14%
Industrials	13%
Communication Services	11%
Health Care	3%
Consumer Staples	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000126193 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Series Class I	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in information technology and consumer discretionary detracted from performance relative to the Series’ style-specific benchmark, the Russell 2000® Growth Index. Stock selection and an overweight in financials, as well as an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Ryan Specialty, AAON, Interactive Brokers Group, Revolve Group, and Goosehead Insurance. The biggest detractors from performance during the period were Endava, Fox Factory, Dream Finders Homes, National Research, and MarketAxess. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ryan Specialty	Positive	Ryan Specialty provides insurance brokerage, distribution, and underwriting services through its subsidiaries. Ryan generated robust organic growth supported by the Excess and Surplus market segment as well as the company’s scale advantages, which resulted in market share gains during the period.

AAON	Positive	AAON sells premium commercial air-conditioning and heating equipment, and specializes in semi- and fully custom equipment. AAON saw robust growth in its datacenter cooling business, driven by the accelerated pace of datacenter buildouts and increased cooling requirements for artificial intelligence (AI). Datacenter cooling helped offset softening growth in AAON’s core packaged rooftop business, which faced macroeconomic and regulatory-related headwinds.

Endava	Negative	Endava provides near-shore technology services, which means outsourcing to a country or region that is in close proximity. The company faced headwinds in industries and geographies it has outsized exposure to, including payments, banking and capital markets, the U.K., and Europe.

Fox Factory	Negative	Fox Factory designs and manufactures premium suspension products for use on mountain bikes, all-terrain vehicles (ATVs), off-road trucks, snowmobiles, and motorcycles. Fox Factory had suffered from a downturn in its bike business, and while that began to recover, the company experienced declining sales in its powered vehicles and truck upfitting businesses. This was related to weaker consumer spending on big ticket durable goods.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Series (Class I) at NAV(1)	10.00%	7.06%	14.59%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 81,618,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 608,000
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$81,618
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$608
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Asset Allocation(1)
Financials	32%
Information Technology	22%
Consumer Discretionary	14%
Industrials	13%
Communication Services	11%
Health Care	3%
Consumer Staples	1%
Other	4%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005730 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class A	$111	1.14%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to the Series’ performance were SAP, Shopify, Recruit, Aon, and TSMC. The largest detractors from performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class A) at NAV(1)	(5.73)%	3.96%	2.05%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 100,878,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 853,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$100,878
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$853
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	21%
Consumer Staples	14%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	4%
Other (includes securities lending collateral)	8%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000126196 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA International Growth Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA International Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA International Growth Series Class I	$87	0.89%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Stock selection is expected to be the primary driver of the Series’ returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. The Series underperformed the MSCI All Country World ex-USA Index (net) for the 12-month period. Latin America was among the worst-performing regions over the year, creating a headwind for relative performance given the portfolio’s significant exposure to that region. Both stock selection and sector allocation detracted from relative returns for the period. Stock selection in the consumer staples, financials, and health care sectors detracted the most from relative returns. This was partially offset by positive selection effects in information technology. Overweight exposures to the consumer staples and health care sectors also detracted on a relative basis, while an overweight exposure to the information technology sector and a lack of exposure to energy contributed positively. Overweight exposures to Mexico and Ireland also detracted significantly. The five largest contributors to the Series’ performance were SAP, Shopify, Recruit, Aon, and TSMC. The largest detractors from performance were FEMSA, Wal-Mart de Mexico, L’Oreal, Lululemon, and Dassault Systemes. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
SAP	Positive	SAP, the global leader in the Enterprise Resource Planning (ERP) application software market, benefitted from accelerating revenue growth as the ERP market continued to transition to the cloud.
Shopify	Positive	Shopify provides an integrated, cloud-based commerce platform that allows merchants to sell products across multiple sales channels. Shopify continued to benefit from increased e-commerce adoption globally, as well as merchant demand for best-in-class commerce software solutions.

FEMSA	Negative	FEMSA is a leading consumer company in Latin America that is engaged in two primary businesses, non-alcoholic beverages and convenience stores. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on FEMSA’s shares during the reporting period.

Wal-Mart de Mexico	Negative	Wal-Mart de Mexico (Wal-Mex) is the largest retailer in Mexico and Central America. Broad-based weakness in Mexican stocks due to an unexpected outcome in the Mexican general election as well as consumer weakness in Mexico weighed heavily on Wal-Mart de Mexico’s shares.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus SGA International Growth Series (Class I) at NAV(1)	(5.48)%	4.23%	2.31%
MSCI All Country World ex USA Index (net)	5.53%	4.10%	4.80%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 100,878,000
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 853,000
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$100,878
Total number of portfolio holdings	35
Total advisory fee paid (‘000s)	$853
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Health Care	22%
Information Technology	21%
Consumer Staples	14%
Financials	14%
Industrials	11%
Consumer Discretionary	6%
Materials	4%
Other (includes securities lending collateral)	8%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005142 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Series Class A	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection and an overweight in industrials, as well as stock selection in financials, contributed positively to performance relative to the Series’ style-specific benchmark, the Russell 2000® Value Index. Stock selection and an overweight in consumer discretionary, as well as stock selection in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Houlihan Lokey, Armstrong World Industries, Primerica, and Cheesecake Factory. The biggest detractors from performance during the period were Leslie’s, Azenta, Thor Industries, EVERTEC, and SiteOne Landscape Supply. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners engages in construction of roadways and highways. The company benefited from strong road infrastructure spending. Additionally, the company entered the attractive Texas market with an acquisition that is intended to enhance the company’s growth and profit margins.

Houlihan Lokey	Positive	Houlihan Lokey is a leading global independent investment bank with expertise in mergers and acquisitions, capital markets, financial restructurings, and financial and valuation advisory. The company reported growth of both sales and profits during the reporting period.

Leslie’s	Negative	Leslie's is the only direct-to-consumer pool and spa care brand with a national footprint. The company saw revenue and profit declines associated with weak demand for pool-related products, as well as continued downward pricing pressures on pool chemicals.

Azenta	Negative	Azenta provides automation and cryogenic solutions for multiple markets. The company struggled in 2024 with execution challenges as well as weak results at its acquired company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Series (Class A) at NAV(1)	9.98%	9.04%	9.26%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 2000® Value Index	8.05%	7.29%	7.14%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 60,784,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 447,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$60,784
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$447
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Industrials	38%
Financials	28%
Consumer Discretionary	13%
Consumer Staples	6%
Health Care	5%
Materials	5%
Real Estate	3%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005148 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Series Class A	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in industrials and financials detracted from performance relative to the Series’ style-specific benchmark, the MSCI USA High Dividend Yield Index (net). Stock selection in information technology, as well as stock selection and an underweight in health care, contributed to performance. The biggest contributors to performance for the 12-month period were Broadcom, IBM, PNC Financial Services Group, AbbVie, and Zurich Insurance Group. The biggest detractors from performance during the period were MSC Industrial Direct, United Parcel Service, TotalEnergies, Linde, and Trane Technologies. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom’s outperformance was related to strong performance in AI revenue. The company has also largely completed the integration of VMware, which it acquired in the fourth quarter of 2023.
IBM	Positive	IBM has seen its hybrid cloud offering resonate with clients, benefiting both the company’s software and consulting businesses. Generative artificial intelligence (GenAI) appeared to provide another growth tailwind for the company during the reporting period.

MSC Industrial Direct	Negative	MSC Industrial is one of the largest industrial equipment distributors in the U.S. A sluggish macro economy negatively impacted customer sentiment for the company. This was exacerbated by MSC’s exposure to metalworking, which was impacted by weakness in the auto industry during the 12-month period.

United Parcel Service	Negative	UPS lost shipping volume in 2023 ahead of a potential Teamsters strike, and had not recovered it as of the end of the reporting period. This, combined with a weak macro economy as well as a surge in business from low margin Chinese ecommerce companies utilizing the company’s lower-priced products, weighed on the stock price. UPS instituted surcharges to limit the negative impact on their business.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Equity Income Series (Class A) at NAV(1)	9.63%	7.95%	7.25%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
MSCI USA High Dividend Yield Index (net)	10.68%	6.33%	8.04%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 76,825,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 461,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$76,825
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$461
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Asset Allocation(1)
Industrials	19%
Financials	19%
Information Technology	17%
Consumer Staples	12%
Utilities	8%
Health Care	7%
Materials	6%
Other	12%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005134 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed positively to the Series’ returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. Allocation to and issue selection within high yield corporate bonds both contributed to performance. While the Series’ allocation to bank loans contributed to performance, positioning within the sector had a negative impact during the period. In addition, while the Series’ overweight to the Yankee High Quality sector had a negative impact, issue selection within the sector was beneficial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Positive	Issue selection, driven by the Series’ overweight to BBB-rated bonds and financials, had a positive impact on performance.
High yield corporate bonds	Positive	Allocation to and issue selection within corporate high yield were positive for the period. Easing growth concerns, supportive earnings, improved macroeconomic clarity following the U.S. election, solid fundamentals, and supportive technical factors contributed to a favorable environment for risk during the period.

Bank loans	Mixed	The Series’ allocation to bank loans had a positive impact on performance, however, the higher quality positioning within the sector was a slight detractor.
Yankee High Quality	Mixed	The Series’ overweight relative to the Bloomberg U.S. Aggregate Bond Index had a negative impact on performance during the period. However, issue selection versus the benchmark was positive.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class A) at NAV(1)	5.91%	2.32%	3.34%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 87,220,000
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 455,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$87,220
Total number of portfolio holdings	661
Total advisory fee paid (‘000s)	$455
Portfolio turnover rate as of the end of the reporting period	73%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		22%
Asset-Backed Securities		15%
Leveraged Loans		13%
Foreign Government Securities		9%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000126194 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Multi-Sector Intermediate Bond Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Series Class I	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
Sector allocation and issue selection contributed positively to the Series’ returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. Allocation to and issue selection within high yield corporate bonds both contributed to performance. While the Series’ allocation to bank loans contributed to performance, positioning within the sector had a negative impact during the period. In addition, while the Series’ overweight to the Yankee High Quality sector had a negative impact, issue selection within the sector was beneficial. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Positive	Issue selection, driven by the Series’ overweight to BBB-rated bonds and financials, had a positive impact on performance.
High yield corporate bonds	Positive	Allocation to and issue selection within corporate high yield were positive for the period. Easing growth concerns, supportive earnings, improved macroeconomic clarity following the U.S. election, solid fundamentals, and supportive technical factors contributed to a favorable environment for risk during the period.

Bank loans	Mixed	The Series’ allocation to bank loans had a positive impact on performance, however, the higher quality positioning within the sector was a slight detractor.
Yankee High Quality	Mixed	The Series’ overweight relative to the Bloomberg U.S. Aggregate Bond Index had a negative impact on performance during the period. However, issue selection versus the benchmark was positive.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Series (Class I) at NAV(1)	6.18%	2.55%	3.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 87,220,000
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 455,000
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$87,220
Total number of portfolio holdings	661
Total advisory fee paid (‘000s)	$455
Portfolio turnover rate as of the end of the reporting period	73%

Holdings [Text Block]
Asset Allocation(1)
Corporate Bonds and Notes		39%
Financials	15%
Energy	6%
Industrials	4%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		22%
Asset-Backed Securities		15%
Leveraged Loans		13%
Foreign Government Securities		9%
Other (includes securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.

C000005147 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Series Class A	$116	1.03%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Series’ portfolio managers to possess sustainable competitive advantages. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. For the fiscal year, stock selection in consumer discretionary, as well as stock selection and an overweight in health care, detracted from performance relative to the Series’ style-specific benchmark, the Russell 1000® Growth Index. Stock selection in communication services and industrials contributed to performance. The biggest contributors to performance for the 12-month period were NVIDIA, Meta Platforms, Fair Isaac, Amazon.com, and Amphenol. The biggest detractors from performance during the period were MongoDB, Nike, Snowflake, Monster Beverage, and Zoetis. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA	Positive	NVIDIA continued to benefit from the rapid adoption of artificial intelligence (AI) across nearly every industry. The company is the primary supplier of the requisite graphics processing unit (GPU) capacity to support agentic AI, which uses sophisticated reasoning to autonomously solve complex problems, and requires a new level of scaling.

Meta Platforms	Positive	Meta Platforms has rapidly positioned itself as one of the major beneficiaries of AI, justifying its massive capital spending with tangible product improvements, including those that have resulted in Meta AI becoming the most used AI assistant.

MongoDB	Negative	MongoDB was impacted by uncertainty about whether the company’s document database format will be the best option for emerging AI applications, as well as a deceleration in consumption of the company’s Atlas cloud services. While the company saw healthy growth in new workload, consumption growth from existing workloads has slowed, hurting cloud revenue and net retention rate.

Nike	Negative	Nike has suffered from an innovation gap in its performance products, weakness in the lifestyle category which had driven growth for the last few years, and global macroeconomic headwinds, especially in China. Additionally, the company has been trying to manage certain legacy franchises to reduce the product proliferation that had built up in recent years.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Series (Class A) at NAV(1)	26.20%	12.84%	13.34%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 249,797,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,601,000
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$249,797
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$1,601
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	21%
Communication Services	12%
Financials	12%
Health Care	10%
Industrials	10%
Real Estate	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005146 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class A	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, superior cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, positive stock selection and property sector allocation contributed to performance relative to the FTSE Nareit Equity REITs Index, the Series’ style-specific benchmark. The Series’ stock selection within and overweight to the health care property sector was the largest contributor to performance, followed by an overweight to and stock selection within data centers. Stock selection within the industrial property sector and an overweight exposure to telecommunications REITs detracted the most from performance. The largest contributors to performance for the 12-month period were Iron Mountain, Ventas, Essex Property Trust, Sabra Healthcare, and Brixmor Property Group. The largest detractors from performance during the period were Rexford Industrial, UDR, Regency Centers, Essential Properties, and Vici Properties. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Iron Mountain	Positive	Iron Mountain’s shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the specialty property sector. Appreciation in the shares was driven by healthy operating performance in the company’s core storage business and robust growth in its newer data center segment.

Ventas	Positive	Ventas’ shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Rexford Industrial	Negative	Rexford’s shares meaningfully underperformed the Series’ style-specific benchmark and its industrial real estate peers. The company’s industrial portfolio is concentrated in Southern California, which suffered from slower demand, excess supply, and falling rental rates. While the company delivered positive cash flow and dividend growth during the period, it was at levels below investor expectations.

UDR	Negative	The Series’ positioning in UDR, an apartment REIT, detracted from performance. The Series reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class A) at NAV(1)	10.92%	5.58%	6.12%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 105,455,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 663,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$105,455
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$663
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	16%
Data Centers REITS	15%
Retail REITS	12%
Diversified REITS	9%
Health Care REITS	8%
Residential REITS	7%
Health Care REITS	7%
Other REITS	26%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000126195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Real Estate Securities Series
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Series Class I	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What factors impacted the Series performance over the reporting period?
The Series utilizes an actively managed, bottom-up fundamental research approach to identify a diversified group of high-quality real estate companies believed by the Series’ portfolio managers to have strong management, a competitively positioned portfolio, a well-structured balance sheet, superior cash flow and dividend growth, and shares that are trading at a reasonable valuation. As such, the performance of the Series is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Over the course of the 12-month period, positive stock selection and property sector allocation contributed to performance relative to the FTSE Nareit Equity REITs Index, the Series’ style-specific benchmark. The Series’ stock selection within and overweight to the health care property sector was the largest contributor to performance, followed by an overweight to and stock selection within data centers. Stock selection within the industrial property sector and an overweight exposure to telecommunications REITs detracted the most from performance. The largest contributors to performance for the 12-month period were Iron Mountain, Ventas, Essex Property Trust, Sabra Healthcare, and Brixmor Property Group. The largest detractors from performance during the period were Rexford Industrial, UDR, Regency Centers, Essential Properties, and Vici Properties. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Iron Mountain	Positive	Iron Mountain’s shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the specialty property sector. Appreciation in the shares was driven by healthy operating performance in the company’s core storage business and robust growth in its newer data center segment.

Ventas	Positive	Ventas’ shares significantly outperformed the Series’ style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Rexford Industrial	Negative	Rexford’s shares meaningfully underperformed the Series’ style-specific benchmark and its industrial real estate peers. The company’s industrial portfolio is concentrated in Southern California, which suffered from slower demand, excess supply, and falling rental rates. While the company delivered positive cash flow and dividend growth during the period, it was at levels below investor expectations.

UDR	Negative	The Series’ positioning in UDR, an apartment REIT, detracted from performance. The Series reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Series (Class I) at NAV(1)	11.15%	5.85%	6.38%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
FTSE Nareit Equity REITs Index	8.73%	4.27%	5.73%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 105,455,000
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 663,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$105,455
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$663
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Asset Allocation(1)
Industrial/Office REITS	16%
Data Centers REITS	15%
Retail REITS	12%
Diversified REITS	9%
Health Care REITS	8%
Residential REITS	7%
Health Care REITS	7%
Other REITS	26%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.

C000005150 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Series(f/k/a: Virtus Strategic Allocation Series)
Class Name	Class A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Series (“Series”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at https://www.virtus.com/investor-resources/variable-insurance-fund-documents. You can also request this information by contacting us at 1-800-367-5877.
Additional Information Phone Number	1-800-367-5877
Additional Information Website	https://www.virtus.com/investor-resources/variable-insurance-fund-documents
Expenses [Text Block]
What were the Series costs for the last year?
(Based on a hypothetical $10,000 investment)
Series (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Series Class A	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted Series performance over the reporting period?
In the Series’ U.S. equity portfolio, stock selection in consumer discretionary, as well as stock selection and an overweight in health care, detracted from performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in communication services and industrials contributed to performance. In the Series’ international equity portfolio, stock selection and an overweight in communication services, as well as an underweight in real estate, contributed to performance relative to the MSCI ACWI ex USA SMID Index (net) (the Index). Stock selection and an underweight in consumer discretionary, as well as stock selection in information technology, detracted from performance. In the Series’ fixed income portfolio, sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. Issue selection within investment grade corporate bonds had a positive impact on performance. Owning more longer-term U.S. Treasuries than the Index detracted from relative performance. The following table outlines key factors that materially affected the Series’ performance during the reporting period.
FACTOR	IMPACT	SUMMARY
NVIDIA MongoDB	Positive Negative	NVIDIA continued to benefit from the rapid adoption of artificial intelligence (AI) across nearly every industry. The company is the primary supplier of the requisite graphics processing unit (GPU) capacity to support agentic AI, which uses sophisticated reasoning to autonomously solve complex problems, and requires a new level of scaling.

MongoDB was impacted by uncertainty about whether the company’s document database format will be the best option for emerging AI applications, as well as a deceleration in consumption of the company’s Atlas cloud services. While the company saw healthy growth in new workload, consumption growth from existing workloads has slowed, hurting cloud revenue and net retention rate.
Baltic Classifieds Alten	Positive Negative	Listed in London, Baltic Classifieds operates several online classified portals across the Baltic states of Lithuania, Latvia, and Estonia. The company reported strong business results, which contributed positively to performance during the 12-month period.

Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering was cyclically weak, which resulted in slower organic growth and depressed profit margins.
Investment grade corporate bonds Longer-term U.S. Treasuries	Positive Negative	Issue selection, driven by the portfolio’s overweight to BBB-rated securities and financials, had a positive impact on performance.

More of the portfolio than the Index was allocated to longer-maturity U.S. Treasuries, which underperformed shorter-maturity Treasuries, detracting from relative performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Series historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes, style-specific indexes and composite index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus Tactical Allocation Series (Class A) at NAV(1)	13.80%	6.83%	6.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
MSCI All Country World Index (net)	17.49%	10.06%	9.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	3.49%	3.55%	5.06%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
Virtus Tactical Allocation Series Linked Benchmark	15.27%	9.04%	8.93%
(1)	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/vits-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 69,371,000
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 355,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY SERIES STATISTICS (as of December 31, 2024)
Series net assets (‘000s)	$69,371
Total number of portfolio holdings	520
Total advisory fee paid (‘000s)	$355
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		65%
Information Technology	18%
Consumer Discretionary	10%
Communication Services	10%
All Other Common Stocks	27%
Corporate Bonds and Notes		11%
Mortgage-Backed Securities		11%
U.S. Government Securities		5%
Asset-Backed Securities		4%
Leveraged Loans		3%
Foreign Government Securities		1%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.